Related Party Transactions - (Additional Information) (Details)		12 Months Ended
	Aug. 26, 2020 AUD ($) $ / shares shares	Jun. 30, 2022 AUD ($) $ / shares shares	Jun. 30, 2021 AUD ($) $ / shares shares	Jun. 30, 2020 AUD ($)	Jun. 30, 2021 $ / shares	Aug. 28, 2020 shares
Disclosure of transactions between related parties [line items]
Number of shares issued		1,353,350,744
Shares issued | $		$ 32,890,463	$ 43,836,131	$ 3,260,000
Director
Disclosure of transactions between related parties [line items]
Number of shares issued		0
Peter Turner
Disclosure of transactions between related parties [line items]
Number of shares issued			15,949
Fair value at date of issue | $ / shares			$ 0.04
David Wilson
Disclosure of transactions between related parties [line items]
Number of shares issued			15,949
Fair value at date of issue | $ / shares			$ 0.04
Jack Moschakis
Disclosure of transactions between related parties [line items]
Number of shares issued						314,246
Lizdoolin
Disclosure of transactions between related parties [line items]
Number of shares issued						109,986
Rights Issue [Member] | David Wilson
Disclosure of transactions between related parties [line items]
Number of shares issued			35,990
Fair value at date of issue | $ / shares					$ 0.145
Loans to Directors and Other Key Management Personnel
Disclosure of transactions between related parties [line items]
Loans to director or other key management personnel | $		$ 0	$ 0
Apeiron
Disclosure of transactions between related parties [line items]
Number of shares issued		7,287,480	54,333,000
Fair value at date of issue | $ / shares	$ 0.06		$ 0.04
Shares issued | $	$ 15,000,000
Number of warrants issued	150,000,000
Apeiron | Rights Issue [Member]
Disclosure of transactions between related parties [line items]
Number of shares issued			26,222,424
Fair value at date of issue | $ / shares			$ 0.145
Presight
Disclosure of transactions between related parties [line items]
Number of shares issued		109,311,660
Fair value at date of issue | $ / shares		$ 0.09645
BVF Partners
Disclosure of transactions between related parties [line items]
Number of shares issued		14,574,780	10,864,351
Fair value at date of issue | $ / shares		$ 0.09645	$ 0.04
BVF Partners | Rights Issue [Member]
Disclosure of transactions between related parties [line items]
Number of shares issued			36,115,866
Fair value at date of issue | $ / shares			$ 0.145